Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash due from banks	$ 2,180	$ 3,290
Securities purchased under agreement to resell	96	197
Short-term investments	1,199	823
Investments	6,237	4,863
Loans	5,241	5,161
Other assets	382	405
Total assets	15,335	14,739
Liabilities and shareholders' equity
Shareholders’ equity	977	982
Demand deposits	10,925	10,590
Term deposits	2,945	2,661
Other liabilities	316	335
Long-term debt	172	171
Total liabilities and shareholders' equity	15,335	14,739
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash due from banks	2,064	3,156
Securities purchased under agreement to resell	96	197
Short-term investments	842	494
Investments	14	13
Loans	4,208	4,170
Other assets	0	0
Total assets	7,224	8,030
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	8,077	7,578
Term deposits	1,658	1,584
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	9,735	9,162
Interest rate sensitivity gap	(2,511)	(1,132)
Cumulative interest rate sensitivity gap	(2,511)	(1,132)
Interest Bearing Funds | 3 to 6 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	252	327
Investments	9	13
Loans	22	39
Other assets	0	0
Total assets	283	379
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	587	634
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	587	634
Interest rate sensitivity gap	(304)	(255)
Cumulative interest rate sensitivity gap	(2,815)	(1,387)
Interest Bearing Funds | 6 to 12 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	105	2
Investments	14	27
Loans	91	71
Other assets	0	0
Total assets	210	100
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	27	0
Term deposits	602	344
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	629	344
Interest rate sensitivity gap	(419)	(244)
Cumulative interest rate sensitivity gap	(3,234)	(1,631)
Interest Bearing Funds | 1 to 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	1,173	92
Loans	705	652
Other assets	0	0
Total assets	1,878	744
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	98	99
Other liabilities	0	0
Long-term debt	172	171
Total liabilities and shareholders' equity	270	270
Interest rate sensitivity gap	1,608	474
Cumulative interest rate sensitivity gap	(1,626)	(1,157)
Interest Bearing Funds | After 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	5,027	4,711
Loans	182	187
Other assets	0	0
Total assets	5,209	4,898
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	5,209	4,898
Cumulative interest rate sensitivity gap	3,583	3,741
Non-interest bearing funds
Assets
Cash due from banks	116	134
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	0	7
Loans	33	42
Other assets	382	405
Total assets	531	588
Liabilities and shareholders' equity
Shareholders’ equity	977	982
Demand deposits	2,821	3,012
Term deposits	0	0
Other liabilities	316	335
Long-term debt	0	0
Total liabilities and shareholders' equity	4,114	4,329
Interest rate sensitivity gap	(3,583)	(3,741)
Cumulative interest rate sensitivity gap	$ 0	$ 0